Redeemable Partnership Units of CRLP (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Redeemable Noncontrolling Interest
Units redeemed for shares	16,636	130,142
Colonial Realty Limited Partnership
Redeemable Noncontrolling Interest
Redemption value of redeemable noncontrolling interest	$ 162,056	$ 159,582
Colonial Properties Trust
Redeemable Noncontrolling Interest
Redemption value of redeemable noncontrolling interest	$ 162,056	$ 159,582
Common shares closing price	$ 21.37	$ 20.86